Derivative Instruments and Hedging Activities (Tables)	6 Months Ended
Jun. 30, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Commitment of Foreign Currency Forward Contracts

As at June 30, 2014, the Company was committed to the following foreign currency forward contracts:

			Fair Value /
			Carrying
			Amount
			Of Asset	Expected Maturity
	Contract Amount in	Average	(Liability)	2014	2015
	Foreign Currency	Forward Rate (1)	$	$	$
Norwegian Kroner	667,700	6.15	(400)	54,930	53,599
Singapore Dollar	6,000	1.26	46	4,767	—

			(354)	59,697	53,599

(1)	Average contractual exchange rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

Commitment of Cross Currency Swaps

As at June 30, 2014, the Company was committed to the following cross currency swaps:

					Fair Value /
					Carrying
Notional	Notional	Floating Rate Receivable			Amount of
Amount	Amount	Reference		Fixed Rate	Asset /	Remaining
NOK	USD	Rate	Margin	Payable	(Liability)	Term (years)
700,000	122,800	NIBOR	4.75%	5.52%	(9,537)	1.3
500,000	89,700	NIBOR	4.00%	4.80%	(8,943)	1.6
600,000	101,400	NIBOR	5.75%	7.49%	(6,337)	2.6
700,000	125,000	NIBOR	5.25%	6.88%	(14,513)	2.8
800,000	143,500	NIBOR	4.75%	5.93%	(14,285)	3.6
900,000	150,000	NIBOR	4.35%	6.43%	(7,505)	4.2
1,000,000	162,200	NIBOR	4.25%	6.28%	(2,621)	4.6

					(63,741)

Interest Rate Swap Agreements

As at June 30, 2014, the Company was committed to the following interest rate swap agreements related to its LIBOR-based debt, restricted cash deposits and EURIBOR-based debt, whereby certain of the Company’s floating-rate debt and restricted cash deposits were swapped with fixed-rate obligations or fixed-rate deposits:

			Fair Value /
			Carrying	Weighted-
			Amount of	Average	Fixed
	Interest	Principal	Asset /	Remaining	Interest
	Rate	Amount	(Liability)	Term	Rate
	Index	$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	400,757	(91,531)	22.6	4.9
U.S. Dollar-denominated interest rate swaps (3)	LIBOR	3,653,623	(362,136)	6.1	3.6
U.S. Dollar-denominated interest rate swaps (4)	LIBOR	500,000	(7,416)	1.2	3.1
LIBOR-Based Restricted Cash Deposit:
U.S. Dollar-denominated interest rate swaps (2)	LIBOR	469,066	121,309	22.6	4.8
EURIBOR-Based Debt:
Euro-denominated interest rate swaps (5) (6)	EURIBOR	330,845	(44,034)	6.5	3.1

			(383,808)

(1)	Excludes the margins the Company pays on its variable-rate debt, which, as of June 30, 2014, ranged from 0.3% to 4.5%.
(2)	Principal amount reduces quarterly.
(3)	Principal amount of $200 million is fixed at 2.14%, unless LIBOR exceeds 6%, in which case the Company pays a floating rate of interest.
(4)	Interest rate swap with an aggregate principal amount of $180 million is being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2016 to 2028. The interest rate swap is subject to mandatory early termination in 2014 whereby the swap will be settled based on its fair value at that time. Interest rate swaps with an aggregate principal amount of $320 million are being used to economically hedge expected interest payments on new debt that is planned to be outstanding from 2016 to 2021. These interest rate swaps are subject to mandatory early termination in 2016 whereby the swaps will be settled based on their fair value at that time.
(5)	Principal amount reduces monthly to 70.1 million Euros ($96.0 million) by the maturity dates of the swap agreements.
(6)	Principal amount is the U.S. Dollar equivalent of 241.7 million Euros.

Location and Fair Value Amounts of Derivative Instruments

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Company’s consolidated balance sheets.

	Current			Current
	Portion of			Portion of
	Derivative	Derivative	Accrued	Derivative	Derivative
	Assets	Assets	Liabilities	Liabilities	Liabilities
As at June 30, 2014
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	696	11	—	(741)	(320)
Interest rate swap agreements	17,200	105,488	(22,281)	(173,920)	(310,295)
Cross currency swap agreements	537	—	(39)	(2,808)	(61,431)
Stock purchase warrants	—	8,051	—	—	—

	18,433	113,550	(22,320)	(177,469)	(372,046)

As at December 31, 2013
Derivatives not designated as a cash flow hedge:
Foreign currency contracts	482	12	—	(1,819)	(155)
Interest rate swap agreements	21,779	69,785	(22,025)	(140,503)	(248,091)
Cross currency swap agreements	779	—	3	(1,677)	(51,324)

	23,040	69,797	(22,022)	(143,999)	(299,570)

Effect of Gain (Loss) on Derivatives Not Designated as Hedging Instruments

The effect of the gains and losses on derivatives not designated as hedging instruments in the consolidated statements of income are as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2014	2013	2014	2013
	$	$	$	$
Realized (losses) gains relating to:
Interest rate swap agreements	(30,755)	(30,899)	(60,245)	(61,251)
Interest rate swap agreement terminations	—	(4,187)	1,000	(4,187)
Foreign currency forward contracts	110	(1,873)	(1,175)	(1,452)

	(30,645)	(36,959)	(60,420)	(66,890)

Unrealized (losses) gains relating to:
Interest rate swap agreements	(39,096)	96,911	(64,494)	116,115
Foreign currency forward contracts	(1,926)	(3,917)	1,125	(6,979)
Stock purchase warrants	(3,664)	—	1,210	—

	(44,686)	92,994	(62,159)	109,136

Total realized and unrealized (losses) gains on derivative instruments	(75,331)	56,035	(122,579)	42,246

Effect of Loss on Cross Currency Swaps

The effect of the loss on cross currency swaps on the consolidated statements of (loss) income is as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2014	2013	2014	2013
	$	$	$	$
Realized gain on partial termination of cross currency swap	—	—	—	6,800
Realized (losses) gains	(144)	503	(289)	1,565
Unrealized losses	(24,803)	(16,399)	(11,481)	(54,353)

Total realized and unrealized losses on cross currency swaps	(24,947)	(15,896)	(11,770)	(45,988)